DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS
1.	DESCRIPTION OF BUSINESS

IMRIS Inc. (“IMRIS”, “the Company”, “we”, “us” or “our”) designs, manufactures and markets the VISIUS Surgical TheatreTM, a multifunctional surgical environment that provides intraoperative vision to clinicians to assist in decision-making and enhance precision in treatment. Designed to meet each hospital’s specific clinical application needs, the VISIUS Surgical Theatre can incorporate MR imaging, CT imaging and x-ray angiography in a number of configurations to provide intraoperative images of diagnostic quality - without introducing additional patient transport risk and delivering real-time information to clinicians while preserving optimal surgical access and techniques. IMRIS sells the VISIUS Surgical Theatres globally to hospitals that deliver clinical services to patients in the neurosurgical, spinal, cerebrovascular and cardiovascular markets. Management believes the primary market for the current product portfolio is comprised of those hospitals having relatively large neurosurgical, cerebrovascular or cardiovascular practices. The Company was incorporated on May 18, 2005 under the Canada Business Corporations Act. The Company’s shares are traded on the Toronto Stock Exchange under the symbol “IM” and on the NASDAQ Global Select Market (“NASDAQ”) under the symbol “IMRS”.

Liquidity

The Company recorded a net loss of $30.4 million in 2014 and had cash of $5.0 million as of December 31, 2014. Cash and restricted cash as of December 31, 2014 decreased $8.5 million from December 31, 2013 due to cash used in operations of $10.9 million for the year ended December 31, 2014 primarily related to an overall net loss for the period partially offset by changes in working capital. The Company has not yet achieved profitability and anticipates that it may continue to incur net losses in the foreseeable future. Since inception, the Company has funded its losses through the issuance of equity securities and secondarily through the issuance of debt.

Our ability to fund our operations beyond the next 12 months is dependent on our ability to meet our planned business operations, effectively manage our working capital needs and generate positive cash flows from deposits on new order bookings.  Many aspects of the Company’s business plans involve management’s judgment and estimates that include factors that could be beyond the Company’s control and actual results could differ. Our cash balances can fluctuate based on the timing of the receipt of cash deposits and payments from customers. These and other factors could cause the Company’s business plans to be unsuccessful which could have a material effect on the Company’s operating results, financial condition and liquidity.

The Company’s current and anticipated cash resources may be insufficient to support currently forecasted operations. Therefore, in order to execute its business plans, the Company may need to obtain additional debt or equity financing. We believe that if our cash balances are not sufficient to meet our liquidity needs, we will be able to raise additional capital. While there is no guarantee that we can raise additional capital, we have a history of being able to successfully fund the business through the capital markets in the form of equity or debt financing.  If we are not able to raise additional capital, we may need to eliminate or suspend research, development and corporate projects and/or consider other alternatives.

The Company is currently exploring a number of financing alternatives including (i) raising additional equity financing (the “Equity Financing”), (ii) completing a rights offering to its common shareholders (the “Rights Offering”), (iii) effectively managing working capital, (iv) improving cash flows from operations and (v) other strategic alternatives.

On March 31, 2015, the Company negotiated an amended Facility Agreement with Deerfield. The Amended Facility Agreement includes a Revolving Loan of up to (a) $0.6 million which shall be available immediately and, (b) if requested by the Company, an amount equal to 50 percent of any additional cash received from the Equity Financing and Rights Offering, provided that the sum of (a) and (b) shall not exceed $3.0 million. The Revolving Loan bears an interest rate of 15 percent and matures March 31, 2016. Additionally, interest payments due in April 2015 and July 2015 pursuant to the Company’s Facility Agreement described in Note 18 herein are due instead in cash on October 15, 2015. Our Facility Agreement contains covenants including a covenant that the Company must maintain cash and cash equivalents, including restricted cash, of at least $7.5 million measured at each quarter end (the “minimum cash balance requirement covenant”). This minimum cash balance requirement covenant was previously waived for March 31, 2015 and June 30, 2015 has also been waived for September 30, 2015 and December 31, 2015.

In the event that the Equity Financing does not raise a sufficient amount capital, the Company will elect to undertake the Rights Offering. To this end, the Company has entered into an agreement dated March 31, 2015 with Centara Corporation, a company controlled by H. David Graves, Chairman of the Board of the Company, pursuant to which Centara Corporation has agreed (i) to take its pro rata portion of any rights offering of the Company and (ii) to subscribe for and exercise any unexercised rights of other shareholders under the rights offering up to a total amount, together with its pro rata portion, of approximately $3 million. Any rights offering would be subject to applicable regulatory and stock exchange approval.

Giving consideration to the above, the Company believes cash resources will be sufficient to support operations into the foreseeable future.

On October 10, 2014 we filed a $30 million shelf registration statement on Form F-3 with the SEC. On October 29, 2014 the shelf registration statement was declared effective by the SEC.  The specifics of any potential future offering, along with the prices and terms of any such securities offered by the Company will be determined at the time of any such offering and will be described in detail in a prospectus supplement filed in connection with such offering.  The shelf registration statement replaced our previously existing shelf registration statement filed on Form F-10, which expired in November 2014.

Our common stock has been and is likely to continue to be volatile, and an investment in our common stock could decline in value. On August 25, 2014, we received a letter from the NASDAQ stating that for the previous 30 consecutive business days the bid price of the Company's common stock closed below the minimum $1.00 per share required for continued listing under NASDAQ Listing Rule 5450(a)(1). In accordance with NASDAQ Listing Rule 5810(c)(3)(A), the Company had a period of 180 calendar days, or until February 23, 2015, to regain compliance with the minimum bid requirement. On February 13, 2015, the Company received a letter from NASDAQ stating that since the closing bid price of the Company’s common stock had been greater than $1.00 for the last 10 consecutive business days, from January 30 to February 12, they determined that IMRIS was in compliance with Listing Rule 5450(a)(1) and that this matter was then closed.